Other Current Assets and Other Long Term Assets - Schedule of Other Long Term Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Acquired assets pending purchase price allocation		$ 4,944
Intangible assets	$ 1,625	1,920
Goodwill		1,330	1,330
Deferred income taxes	384	640	5	[1]
Income producing real estate investments	7,162	6,420	4,134
Other Long Term Assets	500		587
Other long term assets	$ 11,001	$ 6,420	$ 4,721

[1]	Deferred tax assets and liabilities - The Company was presenting deferred tax assets and liabilities gross on the balance sheet as at December 31, 2014. Per ASC 740 - Income Taxes, for a particular tax-paying component of an entity and within a particular tax jurisdiction, all current deferred tax liabilities and assets shall be offset and presented as a single amount and all noncurrent deferred tax liabilities and assets shall be offset and presented as a single amount. The deferred tax assets and liabilities have been reclassified on the consolidated balance sheet as at December 31, 2014.